Stockholders’ Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

10. Stockholders’ Equity:

The holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation. The Company’s common stock has no par value per common stock and there is only one class of common shares. The Company has an unlimited number of common shares authorized for issue.

(a) Common stock issuances:

Fiscal 2023

There were no common stock issuances for the year ended December 31, 2023.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

10. Stockholders’ Equity: (Continued)

(a) Common stock issuances: (Continued)

Fiscal 2022

During the year ended December 31, 2021, the Company engaged with Agora Internet Relations Corp. for an online marketing campaign on the AGORACOM platform. The agreement was for 12 months for a fee of $79,705 (CAD$100,000) payable in shares of the Company. During the year ended December 31, 2022, the Company issued 156,510 shares in settlement of its obligation under the contract.

Fiscal 2021

During the year ended December 31, 2021, the Company engaged Research Capital Corporation (“RCC”) as a financial and capital markets advisor. As part of the compensation for its services, RCC will receive a monthly fee of $5,119 (CAD$6,500) for its trading advisory services for a minimum of 6 months with extension by mutual agreement and a financial advisory fee to be satisfied by the issuance of 230,000 common shares of the Company valued at $179,293. In addition, the Company granted 230,000 common share purchase warrants to RCC (Note 2(i)). Each warrant entitled the holder thereof to purchase one common share in the capital of the Company at an exercise price of $0.77 (CAD$0.98) at any time up to 24 months following the date of issuance and expire on April 1, 2023. During the year ended December 31, 2023, the warrants expired unexercised.

During the year ended December 31, 2021, the holder of 70,000 stock options exercised their options for 70,000 shares for $31,264 at an average exercise price of $0.45 (CAD$0.54) per share.

(b) Normal Course Issuer Bid:

During the year ended December 31, 2022, the Company filed a Notice of Intention to Make a Normal Course Issuer Bid (the “Notice of Intention”) with the TSX Venture Exchange (“TSX-V”) on September 15, 2022. Upon receiving approval from the TSX-V, effective September 16, 2022, the Company commenced a normal course issuer bid (“NCIB”), whereby the Company may purchase for cancellation up to 6,579,074 shares, being 5% of the issued and outstanding shares as of such date. Any purchases under the NCIB will be made on the open market through the facilities of the TSX-V or alternative Canadian trading systems. Purchases will be made at market prices of the shares at the time of acquisition.

Purchases under the NCIB may commence as of September 16, 2022, and will end on the earlier of: (i) September 14, 2023; or (ii) the date on which the Company has purchased the maximum number of shares to be acquired under the NCIB. The Company may terminate the NCIB earlier if it feels it is appropriate to do so.

The normal course issuer bid will be conducted through Kidoz Inc’s broker Research Capital Corporation. The purchase and payment of the common shares will be made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of common shares purchased, timing of purchases and share price will depend upon market conditions at the time and securities law requirements. All common shares acquired will be returned to treasury and cancelled.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

10. Stockholders’ Equity: (Continued)

(b) Normal Course Issuer Bid: (Continued)

The purchase of and payment for the shares will be made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of shares purchased, timing of purchases and share price will depend upon market conditions at the time and securities law requirements. All shares acquired pursuant to the NCIB will be returned to treasury and cancelled.

During the year ended December 31, 2023, 41,500 shares which were acquired during the year ended December 31, 2022, pursuant to the NCIB in effect, at an aggregate cost of $11,793, were cancelled.

During the year ended December 31, 2023, 2,000 shares were acquired pursuant to the NCIB in effect, at an aggregate cost of $517. During the year ended December 31, 2023, 2,000 shares were cancelled.

During the year ended December 31, 2022, 275,000 shares were acquired pursuant to the NCIB in effect, at an aggregate cost of $87,778. During the year ended December 31, 2022, 233,500 shares were cancelled.

(c) Warrants:

A summary of warrant activity for the year ended December 31, 2023 and 2022 are as follows:

	Number of warrants	Exercise price	Expiry date
Outstanding, December 31, 2022 and 2021	230,000	CAD$0.98	April 3, 2023

Expired	(230,000)

Outstanding December 31, 2023	-

A fair value of the derivative liability of $83,572 was estimated on the date of the subscription using the Binomial Lattice pricing model.

During the year ended December 31, 2023, the warrants expired unexercised and there was a gain on derivative liability - warrants of $51 (2022 - $23,314; 2021 - $60,207) and the derivative liability – warrants value reduced to $nil (2022 - $51) with the following assumptions:

	December 31, 2022	December 31, 2021
Exercise price	CAD$0.98	CAD$0.98
Stock price	CAD$0.35	CAD$0.59
Expected term	0.25 years	1.25 years
Expected dividend yield	-	-
Expected stock price volatility	77.46%	88.33%
Risk-free interest rate	3.55%	1.18%

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

10. Stockholders’ Equity: (Continued)

(d) Stock option plans:

2015 stock option plan

In the year ended December 31, 2015, the shareholders approved the 2015 stock option plan. The 2015 stock option plan as amended in November 2020, is intended to provide incentive to employees, directors, advisors and consultants of the Company to encourage proprietary interest in the Company, to encourage such employees to remain in the employ of the Company or such directors, advisors and consultants to remain in the service of the Company, and to attract new employees, directors, advisors and consultants with outstanding qualifications. The maximum number of shares issuable under the Plan shall not exceed 10% of the number of Shares of the Company issued and outstanding as of each Award Date unless shareholder approval is obtained in advance.

The Board of Directors determines the terms of the options granted, including the number of options granted, the exercise price and their vesting schedule. The maximum term possible is 10 years. Under the 2015 plan we have reserved 10% of the number of Shares of the Company issued and outstanding as of each Award Date. During the year ended December 31, 2020, the Rolling Stock Option plan was amended by inclusion of an Israeli Taxpayers Appendix.

During the year ended December 31, 2023, the Company granted 1,885,000 options to employees and consultants with an exercise price of CAD$0.30 ($0.22) where 2% vests per month. 400,000 of these options were granted to directors and officers of the Company. Subsequent to the year ended December 31, 2023, 2,318,750 options were granted to employees and consultants with an exercise price of CAD$0.20 ($0.14) where 2% vests per month. 1,056,250 options of these options were granted to directors and officers of the Company.

During the year ended December 31, 2023, 460,000 options were cancelled, and 1,988,000 options expired unexercised.

During the year ended December 31, 2022, the Company granted 2,550,000 options to employees and consultants with an exercise price of CAD$0.50 ($0.37) where 2% vests per month. 900,000 of these options were granted to directors and officers of the Company.

During the year ended December 31, 2022, 285,600 options were cancelled, and 506,150 options expired unexercised.

During the year ended December 31, 2021, the Company granted to employees and consultants the following options:

●	1,040,000 options at CAD$0.50 ($0.39) where 10% vests on grant date, 15% one year following and 2% per month thereafter and expire on February 1, 2026. 400,000 of these options were granted to directors and officers of the Company.

●	35,000 options at CAD$0.50 ($0.39) which vested immediately and expire on February 1, 2026.

●	1,300,000 options at CAD$1.02 ($0.80) where 2% vests per month and expire on April 6, 2026. 400,000 of these options were granted to directors and officers of the Company.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

10. Stockholders’ Equity: (Continued)

(d) Stock option plans: (Continued)

●	300,000 options at CAD$0.66 ($0.52) where 2% vests per month and expire on July 12, 2026.

A summary of stock option activity for the stock option plans for the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2020	5,875,750	$0.39

Granted	2,675,000	0.60
Exercised	(70,000)	(0.45)
Expired	(570,000)	(0.43)
Cancelled	(1,040,600)	(0.42)
Outstanding December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.37
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

The aggregate intrinsic value for options as of December 31, 2023 was $nil (2022 - $nil).

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2023:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.30	1,845,000	369,000	February 21, 2028
CAD$0.45	1,930,400	1,292,696	June 30, 2025
CAD$0.50	789,600	572,100	February 1, 2026
CAD$0.50	2,295,000	1,009,800	February 1, 2027
CAD$0.66	200,000	116,000	July 12, 2026
CAD$1.02	1,006,000	646,000	April 6, 2026
	8,066,000	4,005,596

The Company recorded stock-based compensation of $515,116 on the options granted and vested (2022 – $696,248; 2021 - $660,266) and as per the Black-Scholes option-pricing model, with a weighted average fair value per option grant of $0.29 (2022 - $0.42; 2021 - $0.45).

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021